TAXATION	12 Months Ended
Dec. 31, 2025
TAXATION
TAXATION

13.TAXATION

	2025	2024	2023
Current tax:	$’000	$’000	$’000

Current tax recovery on loss for the year	(412)	340	—
Total current tax	(412)	340	—

	2025	2024	2023
Deferred tax:	$’000	$’000	$’000

Origination and reversal of temporary differences	—	—	—
Total deferred tax liability	—	—	—
Total tax credit	(412)	340	—

No deferred tax has been recognised on the losses brought forward and carried forward on the UK, Canada and US losses given the uncertainty on the generation of future profits.

Income tax expense

The tax on the Group’s profit before tax differs from the theoretical amount that would arise using the weighted average tax rate applicable to profits of the consolidated entities as follows:

	2025	2024	2023
	$’000	$’000	$’000
Profit (loss) before taxation	4,672	(54,762)	(34,637)
Expected tax charge (recovery) based on a weighted average of 25% (2022 - 25)% (UK, US and Canada)	1,168	(13,690)	(8,669)

Effect of expenses not deductible in determining taxable profit	(4,223)	(1,839)	851
Temporary differences	2,044	9,936	5,841
Other tax adjustments	(70)	224	18
Capital gains tax	(143)	449	—
Origination and reversal of temporary differences	(412)	—	—
Unutilised tax losses carried forward	1,224	5,260	1,959
Taxation charge in the financial statements	(412)	340	—

In its financial statements for the year ended December 31, 2025, the Group reported a tax benefit of $412 thousand (December 31, 2024: tax charge of $340 thousand), related to a reversal of the 2024 income tax provision.

A deferred income tax asset is recognized for unused tax losses, tax credits, and deductible temporary differences, provided it is probable that these benefits will be realized. Deferred income tax assets are reviewed at each reporting date and reduced if it is no longer probable that the tax benefits will be realized. As of December 31, 2025, the Group has tax losses available to offset against future trading profits totaling approximately USD 148.3 million. No deferred tax asset has been recognized on the losses carried forward in the US, Canada, or UK due to uncertainty regarding the Group’s capacity to generate future taxable profits. The Group’s weighted average applicable tax rate for the year ended December 31, 2025, was 25% (year ended December 31, 2024: 25%).

Tax disputes (Canada)

Canadian entities within the Group are subject to routine audits of their tax filings by the Canada Revenue Agency (“CRA”) and Revenue Quebec (“RQ”). In January 2025, the RQ issued notices of re-assessment to Argo Innovation Labs (the Company) for the 2020, 2021 and 2022 taxation years, totaling USD 7,021,587 in corporate income tax liability and USD 1,868,672 in interest, following the denial of certain expenses and loss carry forwards. In April 2025, the Company filed objections to 2021 and 2022 reassessments, in November 2025 – in relation to 2020 reassessment and is contesting them with RQ. To challenge the reassessment, the Group provided security to regulators amounting to CAD 5,000,000. In November 2025 the Company has also filed a request with Revenue Quebec for determination of losses in respect of its 2019 and 2022 taxation years. The Company has not recorded provisions for the potential tax liabilities. On August 29, 2025, the CRA issued notices of assessment for the tax years ended December 31, 2021, and December 31, 2022, totaling USD 19,155,412 in tax liability and USD 5,485,205 in interest. Management disagreed with the CRA’s assessment filed a Notice of Objection in December 2025. Supported by external tax counsel, management maintains that its tax positions are in accordance with applicable tax law requirements.

In applying IAS 12 AND IFRIC 23, the Group has concluded that it is probable that the principal uncertain tax treatments will be accepted by the relevant taxation authorities and, accordingly no material liability has been recognized in respect of these matters. This assessment reflects management’s judgement regarding the interpretation of tax law, the status of objections filed, the supporting documentation available, consultation with external tax counsel and the anticipated utilization of available tax losses.

Tax Contingency (other jurisdictions)

Other tax authorities may dispute tax positions taken by the Group, potentially resulting in increased tax liabilities. For instance, His Majesty’s Revenue & Customs (“HMRC”), the IRS, or other authorities may contest the Group’s allocation of income among tax jurisdictions or intercompany transactions, such as transfer pricing and intellectual property payments. Additionally, a tax authority could assert that the Group is liable for taxes in a jurisdiction where the Group has not established a taxable presence; such assertions, if upheld, may increase tax liabilities across one or more jurisdictions.